UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012
                                               --------------

Check here if Amendment [  ];     Amendment Number: __
This Amendment (Check only one):
     [   ] is a restatement.
     [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Bronson Point Management LLC
Address:  1960 Bronson Road
          Fairfield, CT 06824

Form 13F File Number: 28-14120

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Andrew Strober
Title: Chief Operating Officer
Phone: (203) 292-2850

Signature, Place, and Date of Signing:

/s/ Andrew Strober          Fairfield, Connecticut     May 10, 2012
------------------          --------------------       ---------------
[Signature]                 [City, State]              [Date]

Report Type (Check only one.):
[  X  ]     13F HOLDINGS REPORT. (Check here if all holdings of this
            reporting manager are reported in this report.)

[     ]     13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[     ]     13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

                                REPORT SUMMARY:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 61

Form 13F Information Table Value Total: $ 639,451 (thousands)


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                                  FORM 13F INFORMATION TABLE
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Column 1                      Column 2         Column 3  Column 4   Column 5              Column 6   Column 7    Column 8
NAME OF ISSUER                TITLE OF          CUSIP     VALUE    SHRS/PRN   SH/  PUT/  INVESTMENT  OTHER        VOTING
                               CLASS                     (x$1000)     AMT     PRN  CALL  DISCRETION  MANAGERS    AUTHORITY
                                                                                                               Sole    Shared   None

ABOVENET INC                  COM              00374N107    3,312     40,000  SH         SOLE                   40,000
ALLEGHENY TECHNOLOGIES INC    COM              01741R102   22,409    544,300  SH         SOLE                  544,300
AMERICAN EAGLE OUTFITTERS NE  COM              02553E106    9,563    556,300  SH         SOLE                  556,300
AMERICAN INTL GROUP INC       COM NEW          026874784   11,123    360,800  SH         SOLE                  360,800
ARCHER DANIELS MIDLAND CO     COM              039483102    2,375     75,000  SH         SOLE                   75,000
BLACKSTONE GROUP L P          COM UNIT LTD     09253U108    8,369    525,000  SH         SOLE                  525,000
CARPENTER TECHNOLOGY CORP     COM              144285103    6,268    120,000  SH         SOLE                  120,000
CARTER INC                    COM              146229109    3,325     66,800  SH         SOLE                   66,800
CATERPILLAR INC DEL           COM              149123101   13,709    128,700  SH         SOLE                  128,700
CHICAGO BRIDGE & IRON C0 N V  N Y REGISTRY SH  167250109    2,160     50,000  SH         SOLE                   50,000
CINEMARK HOLDINGS INC         COM              17243V102    2,408    109,700  SH         SOLE                  109,700
COCA COLA ENTERPRISES INC NE  COM              19122T109   25,943    907,100  SH         SOLE                  907,100
COMCAST CORP NEW              CL A             20030N101    6,002    200,000  SH         SOLE                  200,000
CONSOL ENERGY INC             COM              20854P109    8,641    253,400  SH         SOLE                  253,400
CORN PRODS INTL INC           COM              219023108   30,088    521,900  SH         SOLE                  521,900
DANA HLDG CORP                COM              235825205   18,247  1,177,200  SH         SOLE                1,177,200
DICKS SPORTING GOODS INC      COM              253393102    5,770    120,000  SH         SOLE                  120,000
DIGITALGLOBE INC              COM NEW          25389M877    3,090    231,651  SH         SOLE                  231,651
DISNEY WALT CO                COM DISNEY       254687106   21,562    492,500  SH         SOLE                  492,500
ECHOSTAR CORP                 CL A             278768106    6,010    213,569  SH         SOLE                  213,569
EXPEDITORS INTL WASH INC      COM              302130109    9,762    209,900  SH         SOLE                  209,900
FEDEX CORP                    COM              31428X106   15,808    171,900  SH         SOLE                  171,900
FORD MTR CO DEL               COM PAR $0.01    345370860   16,244  1,302,100  SH         SOLE                1,302,100
GENERAL ELECTRIC CO           COM              369604103   14,438    719,400  SH         SOLE                  719,400
GEORGIA GULF CORP             COM PAR$0.01 NEW 373200302   11,617    333,064  SH         SOLE                  333,064
HARLEY DAVIDSON INC           COM              412822108    5,153    105,000  SH         SOLE                  105,000
HOME DEPOT INC                COM              437076102   12,578    250,000  SH         SOLE                  250,000
HONEYWELL INTL INC            COM              438516106   15,144    248,062  SH         SOLE                  248,062
HUBBELL INC                   CL B             443510201    7,868    100,131  SH         SOLE                  100,131
HYATT HOTELS CORP             COM CL A         448579102   18,833    440,837  SH         SOLE                  440,837
ILLINOIS TOOL WKS INC         COM              452308109   10,996    192,500  SH         SOLE                  192,500
INTL PAPER CO                 COM              460146103   14,096    401,600  SH         SOLE                  401,600

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JPMORGAN CHASE & CO           COM              46625H100    4,368     95,000  SH         SOLE                   95,000
JOHNSON CTLS INC              COM              478366107    6,753    207,900  SH         SOLE                  207,900
KNOLOGY INC                   COM              499183804    7,280    400,000  SH         SOLE                  400,000
KOHLS CORP                    COM              500255104    6,504    130,000  SH         SOLE                  130,000
KRAFT FOODS INC               CL A             50075N104    8,674    228,200  SH         SOLE                  228,200
LAUDER ESTEE COS INC          CL A             518439104   10,504    169,580  SH         SOLE                  169,580
MARRIOTT INTL INC NEW         CL A             571903202   17,033    450,000  SH         SOLE                  450,000
MARRIOTT VACATIONS WRLDWDE C  COM              57164Y107    1,135     39,800  SH         SOLE                   39,800
MONSTER BEVERAGE CORP         COM              611740101    4,266     68,700  SH         SOLE                   68,700
NCR CORP NEW                  COM              62886E108   10,421    480,000  SH         SOLE                  480,000
NIELSEN HOLDINGS N V          COM              N63218106   15,525    515,100  SH         SOLE                  515,100
OCCIDENTAL PETE CORP DEL      COM              674599105   11,570    121,500  SH         SOLE                  121,500
OWENS ILL INC                 COM NEW          690768403    8,990    385,180  SH         SOLE                  385,180
PACCAR INC                    COM              693718108    5,503    117,500  SH         SOLE                  117,500
PENN NATL GAMING INC          COM              707569109   28,779    669,600  SH         SOLE                  669,600
POTASH CORP SASK INC          COM              73755L107    4,021     88,000  SH         SOLE                   88,000
PROCTER & GAMBLE CO           COM              742718109   15,794    235,000  SH         SOLE                  235,000
REALD INC                     COM              75604L105    8,981    665,261  SH         SOLE                  665,261
RELIANCE STEEL & ALUMINUM CO  COM              759509102    8,195    145,088  SH         SOLE                  145,088
SEALED AIR CORP NEW           COM              81211K100    4,464    231,200  SH         SOLE                  231,200
SPIRIT AEROSYSTEMS HLDGS INC  COM CL A         848574109   15,963    652,600  SH         SOLE                  652,600
STARBUCKS CORP                COM              855244109    4,751     85,000  SH         SOLE                   85,000
TYCO INTERNATIONAL LTD        SHS              H89128104   18,948    337,278  SH         SOLE                  337,278
UNITED PARCEL SERVICE INC     CL B             911312106    7,265     90,000  SH         SOLE                   90,000
UNITED STATES STL CORP NEW    COM              912909108    6,680    227,446  SH         SOLE                  227,446
VIASAT INC                    COM              92552V100   21,911    454,500  SH         SOLE                  454,500
VISTEON CORP                  COM NEW          92839U206    5,300    100,000  SH         SOLE                  100,000
WALTER ENERGY INC             COM              93317Q105    3,553     60,000  SH         SOLE                   60,000
WELLS FARGO & CO NEW          COM              949746101    3,414    100,000  SH         SOLE                  100,000
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